SEI INSTITUTIONAL MANAGED TRUST

S&P 500 Index Fund

Supplement Dated March 27, 2008
to the Class A Shares Prospectus Dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Fund Fees and Expenses Information for the S&P 500 Index Fund

The Prospectus is hereby amended and supplemented to clarify the footnote relating to the Total Annual Fund Operating Expenses for the S&P 500 Index Fund. The Fund's annual fund operating expenses information in the sub-section entitled "Fund Fees and Expenses" under the section entitled "S&P 500 Index Fund" on page 21 is hereby deleted and replaced with the following paragraphs:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class A Shares
Investment Advisory Fees	0.03%
Distribution (12b-1) Fees	None
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	0.43	%**

*  Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

**  The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

S&P 500 Index Fund—Class A Shares	0.40%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

SEI-F-500 (3/08)

SEI INSTITUTIONAL MANAGED TRUST

S&P 500 Index Fund
Mid-Cap Fund
Real Estate Fund
High Yield Bond Fund

Supplement Dated March 27, 2008
to the Class I Shares Prospectus Dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Fund Fees and Expenses Information for the S&P 500 Index Fund

The Prospectus is hereby amended and supplemented to clarify the footnote relating to the Total Annual Fund Operating Expenses for the S&P 500 Index Fund. The Fund's annual fund operating expenses information in the sub-section entitled "Fund Fees and Expenses" under the section entitled "S&P 500 Index Fund" on page 18 is hereby deleted and replaced with the following paragraphs:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class I Shares
Investment Advisory Fees	0.03%
Distribution (12b-1) Fees	None
Other Expenses	0.75%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	0.78	%**

*  Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

**  The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor each voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

S&P 500 Index Fund—Class I Shares	0.65%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

Change in Fund Fees and Expenses Information for the Mid-Cap Fund

The Prospectus is hereby amended and supplemented to clarify the footnote relating to the Total Annual Fund Operating Expenses for the Mid-Cap Fund. The Fund's annual fund operating expenses information in the sub-section entitled "Fund Fees and Expenses" under the section entitled "Mid-Cap Fund" on page 34 is hereby deleted and replaced with the following paragraphs:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class I Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.88	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	1.28	%***

*  Other expenses are based on estimated amounts for the current fiscal year.

**  Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***  The Adviser and the Fund's distributor have each voluntarily agreed to waive a portion of their fees to the extent necessary so that total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) do not exceed 1.30%. The Adviser and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time.

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

Change in Fund Fees and Expenses Information for the Real Estate Fund

The Prospectus is hereby amended and supplemented to clarify the footnote relating to the Total Annual Fund Operating Expenses for the Real Estate Fund. The Fund's annual fund operating expenses information in the sub-section entitled "Fund Fees and Expenses" under the section entitled "Real Estate Fund" on page 47 is hereby deleted and replaced with the following paragraphs:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class I Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.88	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	1.53	%***

*  Other expenses are based on estimated amounts for the current fiscal year.

**  Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***  The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and/or the Fund's distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Real Estate Fund—Class I Shares (after waiver)	1.41%
Real Estate Fund—Class I Shares (after waiver and commission recapture)	1.40%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

Change in Fund Fees and Expenses Information for the High Yield Bond Fund

The Prospectus is hereby amended and supplemented to clarify the footnote relating to the Total Annual Fund Operating Expenses for the High Yield Bond Fund. The Fund's annual fund operating expenses information in the sub-section entitled "Fund Fees and Expenses" under the section entitled "High Yield Bond Fund" on page 62 is hereby deleted and replaced with the following paragraphs:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class I Shares
Investment Advisory Fees	0.49%
Distribution (12b-1) Fees	None
Other Expenses	0.89	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	1.38	%***

*  Other expenses are based on estimated amounts for the current fiscal year.

**  Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***  The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and/or the Fund's distributor are each voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

High Yield Bond Fund — Class I Shares	1.15%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

SEI-F-501 (3/08)

SEI INSTITUTIONAL MANAGED TRUST

S&P 500 Index Fund

Supplement Dated March 27, 2008
to the Class E Shares Prospectus Dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class E Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Fund Fees and Expenses Information for the S&P 500 Index Fund

The Prospectus is hereby amended and supplemented to clarify the footnote relating to the Total Annual Fund Operating Expenses for the S&P 500 Index Fund. The Fund's annual fund operating expenses information in the sub-section entitled "Fund Fees and Expenses" under the section entitled "S&P 500 Index Fund" on page 5 is hereby deleted and replaced with the following paragraphs:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class E Shares
Investment Advisory Fees	0.03%
Distribution (12b-1) Fees	None
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	0.53	%**

*  Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

**  The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator's voluntary waiver is limited to the Fund's direct operating expenses and, therefore, does not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund's administrator may discontinue all or part of this waiver at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

S&P 500 Index Fund—Class E Shares	0.25%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

SEI-F-502 (3/08)